Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund Participant)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255